INCOME TAXES (Details 1)	Sep. 30, 2017 USD ($)
Deferred tax assets:
Amortizable start-up costs	$ 110,729
Amortizable intangibles	81,034
Accrued bonuses	53,998
Net operating loss carryforward	1,166,042
Deferred tax assets	1,411,803
Deferred tax liabilities:
Permanent differences	(137,205)
Fixed assets	(90,239)
Total deferred tax assets, net	$ 1,184,359